ING INCOME ANNUITY PROSPECTUS MAY 1, 2004
--------------------------------------------------------------------------------

THE CONTRACT. The contract described in this prospectus is a fixed or variable, group or individual immediate annuity contract issued by ING Life Insurance and Annuity Company (the Company) (formerly known as Aetna Life Insurance and Annuity Company). It is issued to you, the contract holder as either a nonqualified contract, or as a qualified contract for use with a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax Code) or with retirement plans qualifying under Tax Code sections 401, 403(b) or 457. Contracts sold in New York are not available for 457 plans.

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contract and its investment options that you should know before purchasing. The information will help you decide if the contract is right for you. Please read this prospectus carefully.

TABLE OF CONTENTS ... PAGE 3
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INVESTMENT OPTIONS. The contract offers variable investment options and a fixed dollar option. When you purchase the contract, your purchase payment will be applied to the investment options you select. Some investment options may be unavailable through your contract, your plan or in your state.

VARIABLE INCOME PAYMENTS. If you select variable income payments, the amount of your income payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Subaccount performance will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section on page 18, in Appendix II -- Description of Underlying Funds, and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

GETTING ADDITIONAL INFORMATION. You may obtain free of charge the May 1, 2004, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-238-6273.
You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's (SEC) website, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 38 of this prospectus. The SAI is incorporated into this prospectus by reference.

THE FUNDS
o    AIM V.I. Capital Appreciation Fund (Class I)
o    AIM V.I. Core Equity Fund (Class I)
o    AIM V.I. Growth Fund (Class I)
o    AIM V.I. Premier Equity Fund (Class I)
o    Fidelity(R) VIP High Income Portfolio (Class I)
o    ING JPMorgan Fleming International Portfolio (Initial Class)
o    ING MFS Capital Opportunities Portfolio (Initial Class)
o    ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)
o    ING T. Rowe Price Growth Equity Portfolio (Class I)
o    ING VP Balanced Portfolio (Class I)
o    ING VP Bond Portfolio (Class I)
o    ING VP Growth and Income Portfolio (Class I)
o    ING VP Growth Portfolio (Class I)
o    ING VP Index Plus LargeCap Portfolio (Class I)
o    ING VP International Equity Portfolio (Class I)
o    ING VP Money Market Portfolio (Class I)
o    ING VP Small Company Portfolio (Class I)
o    ING VP Strategic Allocation Balanced Portfolio (Class I)
o    ING VP Strategic Allocation Growth Portfolio (Class I)
o    ING VP Strategic Allocation Income Portfolio (Class I)
o    Janus Aspen Series Growth Portfolio (Institutional Shares)
o    Janus Aspen Series Worldwide Growth Portfolio (Institutional Shares)
o    Oppenheimer Aggressive Growth Fund/VA
o    Oppenheimer Main Street Fund/VA(R)
o    Oppenheimer Strategic Bond Fund/VA

ING Income Annuity - 131761

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

FIXED INCOME PAYMENTS. If you select fixed payments, your purchase payment will be applied to the fixed dollar option and your payment amount will not vary. Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed dollar option in Appendix I of this prospectus.

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

                                TABLE OF CONTENTS

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CONTRACT OVERVIEW .........................................................    4

Contract Design

Who's Who

Contract Rights

The Contract and Retirement Plan

Contract Facts-

Questions: Contacting the Company (sidebar)

Sending Forms and Written Requests in Good Order (sidebar)
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FEE TABLE .................................................................    6

CONDENSED FINANCIAL INFORMATION ...........................................    9

PURCHASE ..................................................................    9

RIGHT TO CANCEL ...........................................................   11

INCOME PAYMENTS ...........................................................   11

CALCULATING VARIABLE INCOME PAYMENTS ......................................   15

INVESTMENT OPTIONS ........................................................   16

FEES ......................................................................   19

DEATH BENEFIT .............................................................   22

WITHDRAWALS ...............................................................   23

TAXATION ..................................................................   24

OTHER TOPICS ..............................................................   32


The Company -- Variable Annuity Account B -- Contract Distribution -- Payment Delay or Suspension -- Voting Rights -- Contract
Modifications -- Transfer of Ownership -- Trading - Industry Developments -- Legal Matters and Proceedings -- Financial Statements


CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION .......................   37

APPENDIX I FIXED DOLLAR OPTION ............................................  I-1

APPENDIX II DESCRIPTION OF UNDERLYING FUNDS ............................... II-1

APPENDIX III CONDENSED FINANCIAL INFORMATION ..............................III-1

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

[sidebar]

QUESTIONS: CONTACTING THE COMPANY

To answer your questions, contact your sales representative or write or call our Customer Service Center at:

ING
Attention: AFS Settlements 151 Farmington Avenue Hartford, CT 06156
1-800-238-6273

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your sales representative or write or call us to learn what information is required for the request to be in "good order."

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon requests that are received in good order.

[end sidebar]

CONTRACT OVERVIEW
--------------------------------------------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional detail.

                                 CONTRACT DESIGN

The contract described in this prospectus is a fixed and/or variable, group or individual immediate annuity contract. It is designed for individuals who would like regular income payments from an annuity contract. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

                                    WHO'S WHO

CONTRACT HOLDER (YOU/YOUR): The person to whom we issue an individually owned contract or the participant under a group contract.

PARTICIPANT: The individual who participates in a group contract, generally in connection with a retirement plan.

THE COMPANY (WE, US, OUR): ING Life Insurance and Annuity Company. We issue the contract.

                                 CONTRACT RIGHTS

Contract holders hold the rights under the contract. Generally, the contract holder is either an individual to whom we issue an individual contract or a participant under a group contract. For contracts issued in connection with 457 plans, the plan sponsor is the contract holder and holds the rights under the contract. Section 457 plan sponsors may allow their participants to exercise certain limited contract rights. For example, the section 457 plan sponsor has the right to make investment selections, but may permit their individual participants to exercise that right.

                       THE CONTRACT AND RETIREMENT PLANS

We may offer this contract to employees or other individuals in connection with a retirement plan.

PLAN TYPE. We refer to a retirement plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under Tax Code section 457. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), 408(b) or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits such (as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase or Participation."

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                                       5

                                    CONTRACT FACTS

INCOME PAYMENT OPTIONS. You may select from a number of features for your payments including but not limited to: duration, number of payees, payments to beneficiaries, guaranteed minimum payment amount, and variable or fixed payments. Some features require payment of additional fees. See "Income Payments."

FREE LOOK/RIGHT TO CANCEL. You may cancel the contract no later than ten days of receipt (some states require more than ten days). Participants in 403(b) plans and some 401 plans may cancel their participation in the contract no later than ten days after they receive evidence of participation in the contract. See "Right to Cancel."

DEATH BENEFIT. If any guaranteed income payments remain to be paid at the time of the death of the annuitant or both annuitants, if applicable, they may be paid to your beneficiary. See "Death Benefit."

WITHDRAWALS. Some income payment options allow you to withdraw a portion or all of any remaining guaranteed payments. An early withdrawal charge may apply. See "Withdrawals."

FEES. Certain fees associated with the contract will reduce income payments. See "Fee Table" and "Fees."

TAXATION. The Tax Code has certain rules that apply to amounts distributed under the contract. Tax penalties may apply if rules are not followed. See "Taxation."

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

[sidebar]

IN THIS SECTION:

>    Maximum Transaction Fees

>    Maximum Fees Deducted from the Subaccounts

>    Fees Deducted by the Funds

Hypothetical Examples

ALSO SEE THE "FEES" FOR:

>    How, When and Why Fees are Deducted

>    Premium and Other Taxes

>    Reduction or Elimination of Certain Fees

[end sidebar]

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options.

The tables and examples in this section show the fees that may affect the amount of variable income payments. For fees applicable to fixed income payments, see Appendix I. See "Fees" for additional information. The fees shown below do not reflect any premium tax that may apply.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE
(As a percentage of the present value of remaining guaranteed income payments withdrawn)(1)

                    MAXIMUM EARLY WITHDRAWAL CHARGE SCHEDULE*
          Number of Years from
       Contract Effective Date**                  Early Withdrawal Charge
       -------------------------                  -----------------------
              Fewer than 1                                   7%
       1 or more but fewer than 2                            6%
       2 or more but fewer than 3                            5%
       3 or more but fewer than 4                            4%
       4or more but fewer than 5                             3%
       5 or more but fewer than 6                            2%
       6 or more but fewer than 7                            1%
               7 or more                                     0%

* Not all contracts permit withdrawals. Under certain contracts withdrawals are not allowed during the first year. See "Withdrawals."

** For participants under a group contract, the early withdrawal charge will be calculated based upon the number of years from the certificate effective date.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

FOR CONTRACTS WITHOUT THE GUARANTEED MINIMUM INCOME FEATURE:

Mortality and Expense Risk Charge................................       1.25%

    Administrative Expense Charge................................ 0.00%-0.25%(2)
                                                                  -----------
    Total Separate Account Expenses.............................. 1.25%-1.50%
                                                                  ===========

FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME FEATURE:

    Mortality and Expense Risk Charge............................       1.25%

    Administrative Expense Charge................................ 0.00%-0.25%(2)

    Guaranteed Minimum Income Feature............................       1.00%(3)
                                                                  -----------
    Total Separate Account Expenses                               2.25%-2.50%
                                                                  ===========

(1) Although the maximum early withdrawal charge is 7% of the remaining guaranteed income payments withdrawn, the total early withdrawal charge deducted will not exceed 8.5% of your purchase payment to the contract. See "Fees-Early Withdrawal Charge."

(2) We currently do not impose an administrative expense charge; however, we reserve the right to impose this charge for new contracts and to deduct a daily charge from the subaccounts equivalent to not more than 0.25% annually.

(3) This charge terminates after five years if the Five Year Guaranteed Minimum Income Feature is elected. Otherwise, it will continue for the life of the contract.

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                                       7

FEES DEDUCTED BY THE FUNDS

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are based on expenses for the Trust or Fund's most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

------------------------------------------------------------ ---------------- ----------------------
TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES1                   MINIMUM             MAXIMUM
------------------------------------------------------------ ---------------- ----------------------
(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service            0.35%               1.38%
(12b-1) fees2, and other expenses):
------------------------------------------------------------ ---------------- ----------------------

     1 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.35% to 1.15. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2004.

     2 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. These fees are for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

HOW FEES ARE DEDUCTED. Fund fees are not deducted directly from your income payments. When a subaccount purchases shares of a fund, the fees are reflected in that purchase price, so income payments based on investments in that subaccount will be impacted indirectly by the fund fees.

EXAMPLE (For contracts without the guaranteed minimum income feature) This example is intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds.


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                                       8

For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually and an administrative expense charge of 0.25% annually) and assume you have selected the "nonlifetime-guaranteed payments" income payment option for a 15-year period with a 3 1/2% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1) If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:

     1 year             3 years             5 years            10 years

      $897              $1,296              $1,701              $3,078
--------------------------------------------------------------------------------
2) If you do not withdraw your remaining guaranteed payments, you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):

     1 year              3 years             5 years            10 years

      $290                $881               $1,487              $3,078
--------------------------------------------------------------------------------

EXAMPLE (For contracts with the Lifetime Guaranteed Minimum Income Feature)

This example is intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds. The examples also take into account Contractual Limitations on Trust or Fund expenses that require reimbursement or waivers of expenses, but only for the period of the Contractual Limitation.

For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually) and assume you are a 65 year old male and have selected the "life income--guaranteed payments" income payment option with payments guaranteed for 15 years and a 3 1/2% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1) If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:

     1 year              3 years             5 years            10 years
      $904               $1,317              $1,736              $3,163
--------------------------------------------------------------------------------
2) If you do not withdraw your remaining guaranteed payments you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):

     1 year              3 years             5 years            10 years
      $295                $899               $1,521              $3,163
--------------------------------------------------------------------------------

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                                       9

EXAMPLE (For contracts with the Five Year Guaranteed Minimum Income Feature)

This example is intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds. The following hypothetical examples show the fees that you would pay if you invested $1,000 in a subaccount, assuming the subaccount earned a 5% annual return.

For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually for the first five years) and assume you have selected the "nonlifetime-guaranteed payments" income payment option for a 15 year period with a 3 1/2% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1) If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:

     1 year              3 years             5 years            10 years
      $957               $1,474              $1,996              $3,150
--------------------------------------------------------------------------------
2) If you do not withdraw your remaining guaranteed payments you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):

     1 year              3 years             5 years            10 years
      $353               $1,066              $1,789              $3,150
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix III of this prospectus, we provide condensed financial information about the Variable Annuity Account B (the Separate Account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of the subaccounts from the time purchase payments were first received in the subaccounts under the contract.

PURCHASE
--------------------------------------------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contract is designed for persons who would like to receive regular income payments from an annuity contract. It is available as either a nonqualified contract or as a qualified contract for use with a traditional IRA under section 408(b) of the Tax Code or with retirement plans qualifying under Tax Code sections 401, 403(b) or 457. Contracts sold in New York are not available for 457 plans. Availability as a group contract is subject to state approval. We reserve the right to limit purchase of an individual contract to natural persons.

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                                       10

ERISA NOTIFICATION. We must be notified by the employer or plan trustee if the contract is offered in connection with a 403(b) or 401 plan that is subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.


FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur.

HOW TO PURCHASE. You may purchase the contract by submitting your purchase payment and the required application or enrollment forms to us.

PURCHASE PAYMENT AMOUNT. To purchase a contract you must make one payment of at least $10,000. After your initial payment, no additional purchase payments may be made. We reserve the right to lower the -required minimum payment, to establish a maximum payment amount and to reject any payment exceeding the maximum.

ACCEPTANCE OR REJECTION. We must accept or reject your application or enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payment for five business days pending completion. In all cases, we may hold a purchase payment for longer periods with your permission and if we deposit the payment in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject your application or enrollment, we will return the forms and any purchase payment.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

AGE REQUIREMENTS. The maximum issue age is between 75 and 90, depending upon the income payment option and features selected. We reserve the right to modify the maximum issue age.

ALLOCATION OF YOUR PURCHASE PAYMENT TO THE INVESTMENT OPTIONS. We will allocate your purchase payment, less any applicable premium taxes, among the investment options you select. You may select up to four of the available variable investment options at any one time. You may also select the fixed dollar option and allocate all or a portion of your purchase payment to the general account. See "Investment Options." Allocations must be in whole percentages. Any purchase payment received before we accept the application or enrollment materials will be invested as of the day we do accept them.

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                                       11

RIGHT TO CANCEL
--------------------------------------------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it, or the document showing your participation under a group contract, to our Customer Service Center along with a written notice of cancellation. For contracts issued in connection with 457 plans, the contract holder may follow these procedures on behalf of the participant.

REFUNDS. On the day we receive the request for cancellation in good order, we will calculate your contract value. Your refund will equal that value and will reflect deduction of any income payments made. This amount may be more or less than your purchase payment. In certain states (or if you have purchased the contract as an IRA), we may be required to return your entire purchase payment. We will issue your refund within seven days of our receipt of your request in good order.

INCOME PAYMENTS
--------------------------------------------------------------------------------

Under the contract, we will make regular income payments to you or to a payee you designate in writing.

INITIATING PAYMENTS. To initiate income payments, you must make the following selections on your application or enrollment form:

o    Payment start date;

o    Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

o Income payment option and any special features, such as a right to withdraw or a Guaranteed Minimum Income Feature;

o    Fixed, variable or a combination of both fixed and variable payments;

o The subaccounts to allocate your purchase payment among (only if variable payments are elected); and

o    An assumed annual net return rate (only if variable payments are elected).

Your sales representative can help you consider what selections may be appropriate for your financial goals. Generally, your selections may not be changed after the contract is issued. Some changes, such as transfers among subaccounts, may be allowed. Payments need to conform to required minimum distributions if applicable. See "Taxation."

WHAT AFFECTS INCOME PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income payments include your age, gender, the amount of your purchase payment, the income payment option selected, the number of guaranteed income payments selected (if any), whether you select fixed, variable or a combination of both fixed and variable payments, and, for variable payments, the assumed annual net return rate selected.

PAYMENT DUE DATES. You will generally receive your first income payment on the last day of the selected payment period. For example, if you elect to receive one payment a year, we will make the payment on the day before the anniversary of the contract effective date. An alternative first payment date may be elected subject to our approval and in compliance with IRS regulations.

MINIMUM PAYMENT AMOUNTS. For all payment options, the initial income payment must be at least $50 per month, or total yearly payments of at least $250.

[sidebar]

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) whose life or life expectancy(ies) determines the amount or continuation of lifetime income payments or whose death results in payment of death benefits.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

[end sidebar]

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                                       12

ASSUMED ANNUAL NET RETURN RATE. If you select variable income payments, you must also select an assumed annual net return rate of either 5% or 3 1/2%.

If you select a 5% rate, your first income payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income payment will be lower, but subsequent payments will increase more rapidly and decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed annual net return rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

GUARANTEED MINIMUM INCOME FEATURES

LIFETIME GUARANTEED MINIMUM INCOME FEATURE. This feature is unavailable under contracts issued on or after May 1, 2001. If you selected this feature, we guarantee that your variable payment will never be less than the guaranteed minimum payment amount shown in your contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment.

Estimated Initial Payment Amount. On the date we issued your contract we estimated the amount of your initial payment based on the value of the annuity units your payment purchased on that date. See "Calculating Variable Income Payments--Annuity Units." Your guaranteed minimum payment amount equals 90% of this estimated amount. This feature required that you select at issue:

     o    A lifetime payment option

     o    100% variable payments

     o ING VP Index Plus LargeCap Portfolio as the only subaccount into which your purchase payment is allocated

     o    3.5% assumed annual net return rate

In addition to other contract charges, if you selected this feature the guaranteed minimum income charge will apply for the life of the contract. See "Fees." There is no right to withdraw and no right to transfer if you selected this feature.

FIVE YEAR GUARANTEED MINIMUM INCOME FEATURE. This feature is available only under contracts issued on or after May 1, 2001. If you select this feature, we guarantee that during the first five contract years your variable payment will never be less than the guaranteed minimum payment amount shown in your contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment.

Estimated Initial Payment Amount. On the date we issue your contract we estimate the amount of your initial payment based on the value of the annuity units your payment purchase on that date. See "Calculating Variable Income Payments-- Annuity Units." Your guaranteed minimum payment amount equals 90% of this estimated amount.

ING Income Annuity - 131761

This feature requires that you select at issue:
     o A lifetime payment option or a nonlifetime payment option of 15 years or more
     o    The ability to make withdrawals
     o    100% variable payments
     o    Funds from the following list:
               ING VP Strategic Allocation Growth Portfolio
               ING VP Balanced Portfolio, Inc.
               ING VP Bond Portfolio
               ING VP Strategic Allocation Balanced Portfolio
               ING VP Growth and Income Portfolio
               ING VP Index Plus LargeCap Portfolio
               ING VP Strategic Allocation Income Portfolio
               ING VP Money Market Portfolio
               AIM V.I. Core Equity Fund
               Fidelity(R) VIP High Income Portfolio
               Oppenheimer Main Street Growth & Income Fund/VA(R)
               Oppenheimer Strategic Bond Fund/VA
     o If you select this feature you may transfer only between these available funds
     o    3.5% assumed annual net return rate
     o    Certain age restrictions may also apply

If you select this feature, any withdrawal during the first five contract years will result in a proportionate reduction in your guaranteed minimum payment amount.

In addition to other contract charges, if you select this feature, the guaranteed minimum income charge will apply for the first five contract years. See "Fees."

START DATE. The contract is designed to be viewed as an immediate annuity contract under the Tax Code. For nonqualified contracts you may elect to delay your income payment start date for up to 12 months following purchase of the contract. See "Taxation" for rules applicable where death occurs before the annuity starting date under a nonqualified annuity. Consult a tax adviser before electing a delay. Annuity payments under a qualified contract must meet the required beginning date applicable to your qualified plan.

TAXATION. The Tax Code has rules regarding income payments. For example, for qualified contracts, guaranteed payments may not extend beyond (a) the estimated life expectancy of the annuitant or (b) the joint life expectancies of the annuitant and beneficiary. Payments must comply with the required minimum distributions of Tax Code section 401(a)(9). In some cases tax penalties will apply if rules are not followed. For tax rules that may apply to the contract see "Taxation."

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                                       14

PAYMENT OPTIONS

The following table lists the income payment options and their accompanying death benefits and rights to withdraw. See "Death Benefit," "Withdrawals," and Appendix I for additional detail. We may offer additional income payment options under the contract from time to time.

--------------------------------------------------------------------------------------------------------------------------
LIFETIME PAYMENT OPTIONS
--------------------------------------------------------------------------------------------------------------------------
Life Income           LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that no payment will be made if the annuitant dies prior to the first payment's due date.
                      DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
                      RIGHT TO WITHDRAW--NONE.
--------------------- ----------------------------------------------------------------------------------------------------
Life Income--         LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice
Guaranteed            of 5-50 years (or other periods we may make available at the time you select this option).
Payments              DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, payments will continue to the beneficiary.
                      RIGHT TO WITHDRAW: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see "Withdrawals").
--------------------- ----------------------------------------------------------------------------------------------------
Life Income--         LENGTH OF PAYMENTS: For as long as either annuitant lives. It is possible that no payment will be
Two Lives             made if both the annuitant and joint annuitant die before the first payment's due date.
                      CONTINUING PAYMENTS: When you select this option you will also choose either:
                      (a)  Full or reduced payments to continue to the surviving annuitant after the first annuitant's death; or
                      (b)  100% of the payment to continue to the annuitant on the joint annuitant's death, and a reduced payment to continue to the joint annuitant on the annuitant's death.
                      In either case, payments cease upon the death of the surviving annuitant.
                      Any reduction in payment will result in a corresponding reduction to the amount of the guaranteed minimum income payment, if applicable.
                      DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.
                      RIGHT TO WITHDRAW--NONE.
--------------------- ----------------------------------------------------------------------------------------------------
Life Income--         LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for your
Two Lives--           choice of 5-50 years (or other periods we may make available at the time you select this option.)
Guaranteed            CONTINUING PAYMENTS: 100% of the payment will continue to the surviving annuitant after the first
Payments              annuitant's death.
                      DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both annuitants die before the guaranteed payments have all been paid, payments will continue to the beneficiary.
                      RIGHT TO WITHDRAW: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see "Withdrawals").
--------------------------------------------------------------------------------------------------------------------------
NONLIFETIME PAYMENT OPTION
--------------------------------------------------------------------------------------------------------------------------
Nonlifetime--         LENGTH OF PAYMENTS: Payments will continue for your choice of 5-50 years (or other periods we may
Guaranteed            make available at the time you select this option).
Payments              DEATH BENEFIT-- PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, payments will continue to the beneficiary.
                      RIGHT TO WITHDRAW:
                      (a) If you are receiving variable income payments you may withdraw all or a portion of any remaining guaranteed payments at any time.
                      (b) If you elect to receive fixed income payments at the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see
                         "Withdrawals").
--------------------- ----------------------------------------------------------------------------------------------------

ING Income Annuity - 131761

RIGHT TO CHANGE GUARANTEED PAYMENT PERIOD

If you are receiving payments under a nonlifetime payment option, you may shorten or lengthen the period for which the guaranteed payments will be made or change to a lifetime payment option, subject to the following:

     (a) You may make the change on any contract anniversary beginning on the second contract anniversary;

     (b) Any change request must be in writing and received by us in good order within 30 days prior to the contract anniversary:

     (c) A guaranteed payment period may be shortened to a period not less than 10 years from the contract effective date;

     (d) For nonqualified contracts, a guaranteed payment period may be lengthened to a period not greater than 50 years from the contract effective date or age 100, whichever is earlier;

     (e) For qualified contracts, a guaranteed payment period may not extend beyond your life expectancy or age 100, whichever is earlier;

     (f) The withdrawal value on the contract anniversary of the change will be used to determine the amount of the new annuity payments. See "Withdrawals - Withdrawal Value;" and

     (g) We will terminate your withdrawal rights if a life annuity option is chosen.

For variable payments, the right to change a payment period is available on contracts issued on or after October 1, 2000. For fixed payments, the right to change a payment period is available on contracts issued on or after May 1, 2001. The right to change a payment period may not be available in all states. Certain other conditions and restrictions may apply.

A change to a lifetime payment option and any change in the guaranteed payment period may have an impact on the amount of each payment and the amount of each payment that is taxable. For advice about how any such change will affect your taxes, consult your tax adviser.

CALCULATING VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------

The amount of any variable income payment is determined by multiplying the number of annuity units that you hold by an annuity unit value (AUV) for each unit.

ANNUITY UNITS. When you select variable income payments, your initial purchase payment purchases annuity units of the Variable Annuity Account B subaccounts corresponding to the funds you select. The number of units purchased is based on your purchase payment amount and the value of each unit on the day the purchase payment is invested. Generally, the number of units will not vary over the life of the contract, but the value of each unit will vary daily based on the performance of the underlying fund and deduction of fees. Some events may result in a change in the number of units, including withdrawals, death of an annuitant if a reduction in payment to a surviving annuitant was selected, transfers among subaccounts, or a change in a guaranteed payment period. While the number of units may change if you transfer among subaccounts or make a change in a guaranteed payment period, the current value of your contract will not change as a result of either of these events.

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                                       16

ANNUITY UNIT VALUE (AUV). The value of each annuity unit in a subaccount is called the annuity unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects daily deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge (if any) and the guaranteed minimum income charge (if applicable). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the net return factor of the subaccount, and by a factor to reflect the assumed annual net return rate. The net return factor measures the investment performance of the subaccount from one valuation to the next. The assumed annual net return rate will be either 3 1/2% or 5% as you selected.

                  Current AUV = Prior AUV x Net Return Factor x
                      Assumed Annual Net Return Rate Factor

NET RETURN FACTOR. The net return factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net return rate.

The net return rate is computed according to a formula that is equivalent to the following:

     > The net assets of the fund held by the subaccount as of the current valuation; minus

     > The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

     > Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

     >    The total value of the subaccount's units at the preceding valuation;
          minus

     > A daily deduction for the mortality and expense risk charge, the administrative expense charge (if any) and the guaranteed minimum income charge (if applicable). See "Fees."

The net return rate may be either positive or negative.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

When you purchase the contract, your purchase payment (less any applicable premium tax) will be applied to the investment options you select. If you select variable investment options, you will receive variable income payments. If you select the fixed dollar option, you will receive fixed income payments. If you select one or more variable investment options and the fixed dollar option, a portion of your payment will vary and a portion will remain fixed.

VARIABLE INCOME PAYMENTS. If you select variable income payments, the amount of your income payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund (fund). You do not invest directly in or hold shares of the funds.

ING Income Annuity - 131761

> MUTUAL FUND (FUND) DESCRIPTIONS. We provide brief descriptions of the funds in Appendix II. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and telephone number listed in "Contract Overview--Questions: Contacting the Company," by accessing the SEC's website or by contacting the SEC Public Reference Room.

FIXED INCOME PAYMENTS. If you select fixed payments, your purchase payment will be applied to the fixed dollar option and the amount of your payments will not vary. Except where noted, this prospectus describes only the variable investment options. The fixed dollar option is described in Appendix I.

NUMBER OF OPTIONS YOU MAY SELECT. You may select up to eighteen subaccounts and/or the fixed dollar option at any one time.

--------------------------------------------------------------------------------
SELECTING INVESTMENT OPTIONS

o CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

o UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

o BE INFORMED. Read this prospectus, the fund prospectuses and the Fixed Dollar Option appendix in this prospectus.
--------------------------------------------------------------------------------

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING)

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

>    Shared--bought by more than one company.

>    Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

ING Income Annuity - 131761

LIMITS ON AVAILABILITY OF OPTIONS. Some funds may be unavailable through your contract or plan or in some states. We may add, withdraw or substitute funds, subject to the conditions in your contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS. You may transfer amounts among the available subaccounts. The Company reserves the right to limit such transfers to 12 in any calendar year and to establish a minimum transfer amount. Transfers are not allowed into or out of the fixed dollar option.

TRANSFER REQUESTS. Requests may be made, after the contract is issued, in writing, by telephone or, where applicable, electronically.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance or rejection by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

     1.   exceeds our then-current monitoring standard for frequent trading;

     2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

     3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. We will notify you in writing if we take any of these actions.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers

ING Income Annuity - 131761
involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.


TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

ING Income Annuity - 131761

FEES
--------------------------------------------------------------------------------

The following repeats and adds to information provided under "Fee Table." Please review both sections for information on fees.

TRANSACTION FEE

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of the present value of remaining guaranteed income payments may be subject to an early withdrawal charge. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. Not all contracts permit withdrawals. See "Withdrawals."

AMOUNT: The charge is a percentage of the present value of any remaining guaranteed payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract. Although the maximum early withdrawal charge is 7% of the remaining guaranteed payments withdrawn, the total early withdrawal charge will never be more than 8 1/2% of your purchase payment to the contract.

Early Withdrawal Charge Schedules

SCHEDULE A: Subject to state approval, Schedule A applies to contracts issued on or after May 3, 1999.

--------------------------------------------------------------------------------

                                   SCHEDULE A
--------------------------------------------- ----------------------------------
NUMBER OF YEARS FROM
CONTRACT EFFECTIVE DATE*                             EARLY WITHDRAWAL CHARGE
Fewer than 1**                                                  7%
1 or more but fewer than 2                                      6%
2 or more but fewer than 3                                      5%
3 or more but fewer than 4                                      4%
4 or more but fewer than 5                                      3%
5 or more but fewer than 6                                      2%
6 or more but fewer than 7                                      1%
7 or more                                                       0%
--------------------------------------------- ----------------------------------

SCHEDULE B: Schedule B applies to contracts issued prior to May 3, 1999. It also applies to contracts issued on or after May 3, 1999 in states where Schedule A is not approved as of the contract effective date.

--------------------------------------------------------------------------------

                                   SCHEDULE B
--------------------------------------------- ----------------------------------
NUMBER OF YEARS FROM
CONTRACT EFFECTIVE DATE*                             EARLY WITHDRAWAL CHARGE
Fewer than 1**                                                  5%
1 or more, but fewer than 2                                     5%
2 or more, but fewer than 3                                     4%
3 or more, but fewer than 4                                     4%
4 or more, but fewer than 5                                     3%
5 or more, but fewer than 6                                     2%
6 or more, but fewer than 7                                     1%
7 or more                                                       0%
--------------------------------------------- ----------------------------------

* For participants under a group contract, the early withdrawal charge will be calculated based on the number of years from the certificate effective date.

**   Certain contracts do not allow withdrawals during the first contract year.

[sidebar]

TYPES OF FEES

There are four types of fees and deductions associated with the contract that may affect the amount of your variable income payments. For fees applicable to fixed payments see Appendix I.

>    Transaction Fee

     o    Early Withdrawal Charge

>    Fees Deducted from Investments in the Separate Account

     o    Mortality and Expense Risk Charge

     o    Administrative Expense Charge

     o    Guaranteed Minimum Income Charge

>    Reduction or Elimination of Certain Fees

>    Fund Fees

>    Premium and Other Taxes

[end sidebar]

ING Income Annuity - 131761

WHEN/HOW. At the time of withdrawal we deduct this charge from the amount withdrawn.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT: 1.25% annually of values invested in the subaccounts.

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

> The mortality risks are those risks associated with our promise to make lifetime income payments based on annuity rates specified in the contract.

> The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT: We currently do not charge an administrative expense charge. We reserve, however, the right to charge up to 0.25% annually of values invested in the subaccounts.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.

PURPOSE. This charge helps defray our administrative expenses. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

GUARANTEED MINIMUM INCOME CHARGE

This additional charge is assessed only if you select one of the guaranteed minimum income features.

MAXIMUM AMOUNT: 1.00% annually of values invested in the subaccounts

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. If the Lifetime Guaranteed Minimum Income Feature is selected, this charge will be assessed for the life of the contract. If the Five Year Guaranteed Minimum Income Feature is selected, this charge will be assessed only during the first five contract years

PURPOSE. This charge compensates us for the additional mortality and expense risks we assume by guaranteeing minimum income payments. For additional information regarding those risks, see "Mortality and Expense Risk Charge--Purpose" in this section.

ING Income Annuity - 131761

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administration expenses, we may reduce or eliminate the early withdrawal charge or mortality and expense risk charge. Our decision to reduce or eliminate either of these charges will be based on one or more of the following:

>    The size and type of group of individuals to whom the contract is issued;

> A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of its affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates, or transferring amounts held under qualified plans sponsored by the Company or an affiliate; or

>    The type and frequency of administrative and sales services to be provided.

The reduction or elimination of any of these charges will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these charges may be subject to state approval.

FUND FEES

AMOUNT. Each fund determines its own advisory fee and other expenses. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

The Company receives compensation from each fund or its affiliate (other than the ING Partners, Inc. portfolios, of which the Company is the investment adviser) for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. The amount of such additional payments can range up to 0.425% annually of the average net assets held in a fund by the Company.

WHEN/HOW. Fund fees and expenses are reflected in the daily value of fund shares. These values affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. Our current practice is to reflect the cost of premium taxes in our income payment rates. We reserve the right, however, to deduct a charge for premium taxes from your purchase payment on the contract effective date. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

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                                       23

DEATH BENEFIT
--------------------------------------------------------------------------------

The following describes the death benefit applicable to variable income payments. These are also outlined under "Income Payments--Payment Options." For information on the death benefit applicable to the fixed dollar option, refer to Appendix I.

See "Income Payments" for a definition of annuitant and beneficiary as used in this section.

PAYMENT OF DEATH BENEFIT. Upon the death of the annuitant and any surviving joint annuitant, if applicable, a death benefit may be payable if your contract is issued under any of the following income payment options:

1.   Life Income -- Guaranteed Payments;

2.   Life Income -- Two Lives -- Guaranteed Payments; or

3.   Nonlifetime -- Guaranteed Payments.

Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See "Taxation" for rules where you have elected to delay your payment start date under a nonqualified annuity and you die before the income payment start date. Under payment options 1 and 2 above, a lump-sum payment of the present value of any death benefit may be requested within six months following the date of death. A lump-sum payment may be requested at any time (even after the six month period) if you had elected the right to withdraw. Under payment option 3 above, a lump-sum payment of the present value of any death benefit may be requested at any time. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven days following our receipt of your request in good order.

CALCULATION OF LUMP-SUM PAYMENT OF THE DEATH BENEFIT. The value of the lump-sum payment of the death benefit will equal the present value of any remaining guaranteed income payments, calculated using the same rate we used to calculate the income payments (i.e., the 3 1/2% or 5% assumed annual net return rate used for variable payments). We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in good order. Such value will reflect any payments made after the date of death. See Appendix I--Fixed Dollar Option for information on calculation of a lump-sum payment of the death benefit applicable to the fixed dollar option.

WHO RECEIVES DEATH BENEFIT PROCEEDS? The beneficiary is the person entitled to receive any death benefit proceeds. We will pay any death benefit proceeds based on the last written beneficiary designation on file at our Customer Service Center as of the date of death.

CHANGES IN BENEFICIARY DESIGNATIONS. The designated beneficiary may be changed at any time during the lifetime of the annuitant and the joint annuitant (if applicable). Such change must be submitted to us in writing, and except for contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by us. For contracts issued in New York, the change will become effective as of the date the notice is signed. However, our obligation to pay death benefits will be fully discharged upon payment to the beneficiary named in the written notice of beneficiary designation that we last received as of the date of such payment.

Some restrictions may apply to beneficiary changes under qualified contracts.

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

WITHDRAWALS
--------------------------------------------------------------------------------

WITHDRAWALS OF VARIABLE INCOME PAYMENTS

You may make partial or full withdrawals of the present value of any remaining guaranteed variable income payments if you are receiving payments under either one of the following:

> A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval).

>    The nonlifetime payment option.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50. If you selected the Lifetime Guaranteed Minimum Income Feature, you may not make any withdrawals.

WITHDRAWALS OF FIXED INCOME PAYMENTS
(FOR ADDITIONAL DETAILS SEE APPENDIX I--FIXED DOLLAR OPTION.)

You may make partial or full withdrawals of the present value of any remaining fixed income payments if you are receiving payments under either one of the following:

> A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval).

> The nonlifetime payment option and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50.

WITHDRAWAL VALUE

VARIABLE INCOME PAYMENTS. For any withdrawal of remaining variable guaranteed income payments, the amount available for withdrawal is equal to the present value of any remaining guaranteed variable payments (less any applicable early withdrawal charge) calculated using the same rate we used to calculate the income payments (i.e., the 3 1/2% or 5% assumed annual net return rate stated in your contract). Withdrawal values are determined as of the valuation date following our receipt of your written request in good order at our Customer Service Center.

FIXED INCOME PAYMENTS. See Appendix I for details regarding the withdrawal value of fixed payments.

EARLY WITHDRAWAL CHARGE

Withdrawals may be subject to an early withdrawal charge as described in "Fees--Early Withdrawal Charge."

REDUCTION OF REMAINING PAYMENTS

Any withdrawal will result in a proportionate reduction of any remaining guaranteed payments and any applicable guaranteed minimum payment amount. Additionally, the withdrawal amount will be taken from the subaccounts proportionately, unless you designate otherwise. For lifetime income payment options, any payments to be made beyond the guaranteed payment period will be unaffected by any withdrawals.

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

[sidebar]

IN THIS SECTION:

Introduction

Contract Type

Withdrawals and Other Distributions

>    10% Penalty Tax

>    Withholding for Federal Income Tax Liability

>    Rules Specific to Certain Plans

>    Nonqualified Contracts

>    Diversification

>    Assignment of Right to Payments

>    Delay of Start Date

>    Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

[end sidebar]

TAXATION
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

     o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

     o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

     o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

     o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.


We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

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

TAXATION OF NON-QUALIFIED CONTRACTS

     TAXATION PRIOR TO DISTRIBUTION

     We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

     DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Variable Annuity Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

     NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an

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

advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     TAXATION OF DISTRIBUTIONS

     GENERAL. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.

     10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

          o    made on or after the taxpayer reaches age 59 1/2;

          o    made on or after the death of a contract owner;

          o    attributable to the taxpayer's becoming disabled; or

          o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

          o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

          o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

          o    Then, from any remaining "income on the contract"; and

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

          o    Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

     TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

     IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic

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

payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

     MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

     WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

TAXATION OF QUALIFIED CONTRACTS

     GENERAL

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

     DISTRIBUTIONS - GENERAL

     For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent

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

owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

     DIRECT ROLLOVERS

     If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

     Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other

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

types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

     All distributions from a traditional IRA are taxed as received unless either one of the following is true:

          o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

          o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the required minimum distributions imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

          o    Start date for distributions;

          o The time period in which all amounts in your account(s) must be distributed; or

          o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

          o Over your life or the joint lives of you and your designated beneficiary; or

          o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death

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

benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

          o    Over the life of the designated beneficiary; or

          o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

          o December 31 of the calendar year following the calendar year of your death; or

          o December 31 of the calendar year in which you would have attained age 70 1/2.

     ROTH IRAS - GENERAL

     Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     ROTH IRAS - DISTRIBUTIONS

     A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

          o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

          o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES - GENERAL

     Section 403(b) of the Code allows employees of certain Section 501(c)(3)

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

organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

     TAX SHELTERED ANNUITIES - LOANS

     Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

          o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

          o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.


     TAX SHELTERED ANNUITIES - DISTRIBUTIONS

     All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

          o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

          o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death

ING Income Annuity - 131761
benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

ING Income Annuity - 131761

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

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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                                       36

OTHER TOPICS
--------------------------------------------------------------------------------

THE COMPANY

We issue the contract described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

                  151 Farmington Avenue
                  Hartford Connecticut 06156

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the separate account) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940. It also meets the definition of separate account under the federal securities laws.

The separate account is divided into subaccounts. These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

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                                       37

CONTRACT DISTRIBUTION

The Company's affiliate, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. ING Financial, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial or other broker-dealers which have entered into a selling arrangement with ING Financial. We refer to ING Financial and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial include the following broker-dealers which are affiliated with the
Company:

Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, INC.
ING Financial Partners, Inc.
ING Funds Distributor, LLC
ING Furman Selz Financial Service LLC
ING TT&S (U.S.) Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.

ING Income Annuity - 131761

Compensation will be paid to distributors who sell the contract. Distributors will be paid commissions up to an amount currently equal to 7.0% of purchase payment to a contract or as a combination of a certain percentage amount of the purchase payment to a contract at time of sale and a trail commission as a percentage of assets. Under the latter arrangement, commission payments may exceed 7.0% of purchase payment to the contract over the life of the contract. In limited circumstances, certain of these distributors may also receive compensation, overrides or reimbursement for expenses associated with the distribution of the contract. At times certain distributors may be offered an enhanced commission for a limited period of time. In addition, some sales personnel may receive various types of non-cash compensation such as special sales incentives, including trips and educational and/or business seminars. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We pay these commissions, fees and related distribution expenses out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

The names of the broker-dealer and the registered representative responsible for your contract are set forth on your application. Commissions and sales related expenses are paid by the Company and are not deducted from your payment to the contract.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

> On any valuation date when the New York Stock Exchange is closed (except customary holidays or weekends) or when trading on the New York Stock Exchange is restricted;

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount's assets; or

>    During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.


ING Income Annuity - 131761

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts. The number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

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

TRANSFER OF OWNERSHIP

Ownership of the contract may be changed to the extent permitted by law. You should immediately notify the Company, in writing, of any change in ownership. No such ownership change will be binding until such notification is received and recorded at our Customer Service Center. We reserve the right to reject transfer of ownership to a non-natural person. A transfer of ownership may have tax consequences and you should consult with a qualified tax adviser before transferring ownership of the contract.

TRADING-INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, (the "distributor"), is a party to threatened or pending lawsuits, arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases claims have been made that a former registered representative of the distributor converted client funds to the representative's personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company and the financial statements of the separate account have been included in the Statement of Additional Information (SAI). Request an SAI at the number listed in "Contract Overview--Questions: Contacting the Company."

Ernst & Young LLP are the independent auditors for the separate account and for the Company for the year ended December 31, 2003, 2002 and 2001. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements.

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                                       41

CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History ........................................... 2

Variable Annuity Account B................................................. 2

Offering and Purchase of Contracts......................................... 3


Income Payments............................................................ 7

Sales Material and Advertising ............................................ 8

Independent Auditors ...................................................... 8

Financial Statements of the Separate Account............................... S-1

Financial Statements of ING Life Insurance and Annuity Company and
Subsidiaries .............................................................. F-1

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

ING Income Annuity - 131761

                                   APPENDIX I

                               FIXED DOLLAR OPTION
--------------------------------------------------------------------------------

The following summarizes material information concerning the fixed dollar option. You may choose to allocate all or a portion of your purchase payment to the fixed dollar option. If you choose the fixed dollar option, your income payments will generally remain fixed as specified in your contract over the term of the contract. Your fixed payment may vary due to factors including your selection of an increasing annuity or your election and use of a right to withdraw. In certain cases, you may elect a right to withdraw any remaining guaranteed payments, (see "Withdrawals" in this appendix). Amounts allocated to the fixed dollar option are held in the Company's general account that supports general insurance and annuity obligations.

Interests in the fixed dollar option have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the fixed dollar option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding the fixed dollar option has not been reviewed by the SEC.

PAYMENT OPTIONS

All of the payment options described under "Income Payments" in this prospectus are available for the fixed dollar option. If you allocate all of your purchase payment to the fixed dollar option, you may also elect one of the following features in connection with your fixed income payments:

(A) A CASH REFUND FEATURE. (Only available if you select 100% fixed payments.) With this feature, if the annuitant or both annuitants (as applicable) die, then the beneficiary will receive a lump-sum payment equal to the purchase payment allocated to the fixed dollar option less any premium tax and less the total amount of fixed income payments paid prior to such death. The cash refund feature may be elected only with a "life income" or "life income-two lives" payment option that has no reduction in payment to the survivor, see "Income Payments--Payment Options." You may not elect a right to withdraw or elect an increasing annuity with this feature.

(B) AN INCREASING ANNUITY. (Only available if you select 100% fixed payments.) With this feature you may elect for your payments to increase by either one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be. This is available with any payment option, except for those with a reduction in payment to the survivor, see "Income Payments--Payment Options." You may not elect a right to withdraw or elect the cash refund feature with an increasing annuity. This feature is not available under contracts purchased in conjunction with
     Section 457 deferred compensation plans.

FIXED INCOME PAYMENT AMOUNTS

The amount of each payment depends upon (1) the purchase payment that you allocate to the fixed dollar option, less any premium tax, and (2) the payment option and features chosen.

WITHDRAWALS

WITHDRAWAL VALUE--LIFETIME PAYMENT OPTIONS. If you select a lifetime payment option with guaranteed payments and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the contract rate adjusted by the change in the constant maturity ten year Treasury note rate from your contract effective date to the date we calculate the withdrawal value. Any applicable early withdrawal charge will be deducted.

WITHDRAWAL VALUE--NONLIFETIME PAYMENT OPTIONS. If you select a nonlifetime payment option and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the adjusted contract rate. The calculation is presented below. Any applicable early withdrawal charge will be deducted.

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

The adjusted contract rate equals (Rate of Return) + WY - IY, where:

RATE OF RETURN is the fixed annuity present value interest rate shown in your contract

WY is the withdrawal yield

IY is the issue yield

WY is determined as follows:

(1) WY is the average of the yields, as published in the Wall Street Journal on the Friday before the date of the withdrawal, of non-callable, non=inflation adjusted Treasury Notes or Bonds maturing on or closest to the withdrawal duration date.

(2) The withdrawal duration date is the date (month and year) obtained when the withdrawal duration is added to the date of the withdrawal.

(3) Withdrawal duration equals 1 plus the number of whole years from the date of the withdrawal until the final guaranteed payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

IY is determined as follows:

(1) IY is the average of the yields, as published in the Wall Street Journal on the Friday before the later of the contract effective date or the benefit change date shown in your contract, of non-callable, non-inflation adjusted Treasury Notes or Bonds maturing on or closest to the issue duration date.

(2) The issue duration date (month and year) is obtained when the issue duration is added to the later of the contract effective date or the benefit change date.

(3) Issue duration equals 1 plus the number of whole years from the later of the contract effective date or the benefit change date until the final payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

(4) Benefit change date is the date of the most recent change, if any, of the guaranteed payment period.

Early Withdrawal Charge

Withdrawals may be subject to an early withdrawal charge. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract:

SCHEDULE A: Subject to state approval, Schedule A applies to contracts issued on or after May 3, 1999.

          -------------------------------------------------------------

                                   SCHEDULE A
          -------------------------------------------------------------
          NUMBER OF YEARS FROM
          CONTRACT EFFECTIVE DATE*          EARLY WITHDRAWAL CHARGE
          1 or more, but fewer than 2                 6%
          2 or more, but fewer than 3                 5%
          3 or more, but fewer than 4                 4%
          4 or more, but fewer than 5                 3%
          5 or more, but fewer than 6                 2%
          6 or more, but fewer than 7                 1%
          7 or more                                   0%
          ------------------------------ ------------------------------

SCHEDULE B applies to contracts issued prior to May 3, 1999. It also applies to contracts issued on or after May 3, 1999 in states where Schedule A is not approved as of the contract effective date.

          -------------------------------------------------------------

                                   SCHEDULE B
          -------------------------------------------------------------
          NUMBER OF YEARS FROM
          CONTRACT EFFECTIVE DATE*          EARLY WITHDRAWAL CHARGE
          1 or more, but fewer than 2                 5%
          2 or more, but fewer than 3                 4%
          3 or more, but fewer than 4                 4%
          4 or more, but fewer than 5                 3%
          5 or more, but fewer than 6                 2%
          6 or more, but fewer than 7                 1%
          7 or more                                   0%
          ------------------------------ ------------------------------

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                                      I-2

* For participants under a group contract, the early withdrawal charge will be calculated based on the number of years from the certificate effective date.

The early withdrawal charge, in effect, is a deferred sales charge imposed to reimburse the Company for unrecovered acquisition and distribution costs.

REDUCTION OR ELIMINATION OF THE EARLY WITHDRAWAL CHARGE. We may reduce or eliminate the early withdrawal charge when sales of the contract are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the early withdrawal charge will be based on one or more of the following criteria:

(a)  The size and type of group of individuals to whom the contract is offered;

(b)  The type and frequency of administrative and sales services to be provided;
     or

(c) Whether there is a prior or existing relationship with the Company such as being an employee or former employee of the Company or one of its affiliate; receiving distributions or making internal transfers from other contracts issued by the Company or one of its affiliates; or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

Any reduction or elimination of the early withdrawal charge will not be unfairly discriminatory against any person.

DEATH BENEFIT

If the annuitant or both annuitants, as applicable, die before all guaranteed payments are paid, payments will continue to the beneficiary in the manner stated in your contract.

PAYMENT OF DEATH BENEFIT. Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See "Taxation" for rules that apply if you have elected to delay your payment start date under a nonqualified annuity and you die before the annuity starting date. A lump-sum payment of any death benefit may be requested within six months following the date of death. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven days following our receipt of request in good order. A lump-sum payment may be requested at anytime (even after the six month period) if you had elected the right to withdraw. If a cash refund feature was elected, the death benefit will be paid in one lump sum to the beneficiary.

If the contract holder who is not the annuitant dies, income payments will continue to be paid to the payee in the form specified in the contract. If no payee survives the death of the contract holder, income payments will be made to the annuitant. Such payments will be paid at least as rapidly as under the method of distribution then in effect.

DEATH BENEFIT AMOUNT. If you elect a right to withdraw, the death benefit value will be determined as described under "Withdrawal Amount" in this appendix. No early withdrawal charge will apply. If the contract is issued with guaranteed payments and with no right to withdraw, the rate used to determine the value of the remaining guaranteed payments will be the fixed annuity present value interest rate shown in the contract.

The value of the death benefit will be determined as of the next valuation following the Company's receipt at its Customer Service Center of proof of death acceptable to us and a request for payment in good order.

ING Income Annuity - 131761

                                   APPENDIX II

                         DESCRIPTION OF UNDERLYING FUNDS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

     LIST OF FUND NAME CHANGES

     FORMER FUND NAME                                             CURRENT FUND NAME
     ------------------------------------------------------------ ---------------------------------------------------------
     ING MFS Research Equity Portfolio                            ING UBS U.S. Large Cap Equity Portfolio
     Oppenheimer Main Street Growth & Income Fund/VA(R)           Oppenheimer Main Street Fund/VA(R)


FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
ING PARTNERS, INC.
----------------------------------------------------------------- ------------------------------------------------------------
ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO                     Seeks long-term growth of capital. Invests primarily (at
    (Initial Class)                                               least 65% of total assets) in the equity securities of
                                                                  foreign companies that the subadviser believes have high
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    growth potential. Will normally invest in a number of
    INVESTMENT SUBADVISER:  J.P. Morgan Fleming Asset             issuers in several countries other than  the U.S. and will
    Management (London) Ltd.                                      invest in securities in both developed and developing
                                                                  markets.
----------------------------------------------------------------- ------------------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO                           Seeks capital appreciation. Invests primarily (at least
    (Initial Class)                                               65% of net assets) in common stocks and related
                                                                  securities, such as preferred stocks, convertible
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    securities and depositary receipts.
    INVESTMENT SUBADVISER: Massachusetts Financial Services
    Company
----------------------------------------------------------------- ------------------------------------------------------------

ING Income Annuity - 131761

                                      II-1

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Initial Class)                                               least 80% of net assets under normal circumstances) in
                                                                  common stocks and related securities, such as preferred
    INVESTMENT ADVISER:  ING Life Insurance and Annuity Company   stocks, convertible securities and depositary receipts, of
    INVESTMENT SUBADVISER:  Salomon Brothers Asset Management     emerging growth companies.
    Inc.
----------------------------------------------------------------- ------------------------------------------------------------
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO                         Seeks long-term capital growth, and secondarily,
    (Initial Class)                                               increasing dividend income.  Invests primarily (at least
                                                                  80% of net assets under normal circumstances) in common
    INVESTMENT ADVISER:  ING Life Insurance and Annuity Company   stocks.  Concentrates its investments in growth
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         companies.  Investments in foreign securities are limited
                                                                  to 30% of total assets.
----------------------------------------------------------------- ------------------------------------------------------------
ING STRATEGIC ALLOCATION PORTFOLIO
----------------------------------------------------------------- ------------------------------------------------------------
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO                    Seeks to provide total return (i.e., income and capital
    (Class I)                                                     appreciation, both realized and unrealized).  Managed for
                                                                  investors seeking a balance between income and capital
    INVESTMENT ADVISER: ING Investments, LLC                      appreciation who generally have an investment horizon
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     exceeding ten years and a moderate level of risk
                                                                  tolerance.  Under normal market conditions, allocates
                                                                  assets among several classes of equities, fixed-income
                                                                  securities (including up to 15% of total assets in
                                                                  high-yield instruments) and money market instruments.  The benchmark portfolio is 60% equities, 35% fixed income and
                                                                  5% money market instruments under neutral market
                                                                  conditions.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO                      Seeks to provide capital appreciation.  Managed for
    (Class I)                                                     investors seeking capital appreciation who generally have
                                                                  an investment horizon exceeding 15 years and a high level
    INVESTMENT ADVISER: ING Investments, LLC                      of risk tolerance.  Under normal market conditions,
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     allocates assets among several classes of equities,
                                                                  fixed-income securities (including up to 15% of total
                                                                  assets in high-yield instruments) and money market
                                                                  instruments.  The benchmark portfolio is 80% equities and
                                                                  20% fixed income under neutral market conditions.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO                      Seeks to provide total return consistent with preservation
    (Class I)                                                     of capital.  Managed for investors primarily seeking total return consistent with capital preservation who generally
    INVESTMENT ADVISER: ING Investments, LLC                      have an investment horizon exceeding five years and a low
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     level of risk tolerance.  Under normal market conditions,
                                                                  allocates assets among several classes of equities,
                                                                  fixed-income securities (including up to 15% of total
                                                                  assets in high-yield instruments) and money market
                                                                  instruments.  The benchmark portfolio is 35% equities, 55%
                                                                  fixed income and 10% money market instruments under
                                                                  neutral market conditions.
----------------------------------------------------------------- ------------------------------------------------------------

ING Income Annuity - 131761

                                      II-2

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
ING VARIABLE FUNDS, INC.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP GROWTH AND INCOME PORTFOLIO (Class I)                      Seeks to maximize total return through investments in a
                                                                  diversified portfolio of common stocks and securities
    INVESTMENT ADVISER: ING Investments, LLC                      convertible into common stock. Under normal market
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     conditions, invests at least 65% of total assets in common stocks that the Portfolio's subadviser believes have
                                                                  significant potential for capital appreciation or income
                                                                  growth or both.
----------------------------------------------------------------- ------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP GROWTH PORTFOLIO (Class I)                                 Seeks growth of capital through investment in a
                                                                  diversified portfolio consisting primarily of common
    INVESTMENT ADVISER: ING Investments, LLC                      stocks and securities convertible into common stocks
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     believed to offer growth potential. Under normal market
                                                                  conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO (Class I)                    Seeks to outperform the total return performance of the
                                                                  Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT ADVISER: ING Investments, LLC                      Index), while maintaining a market level of risk. Invests
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     at least 80% of assets in stocks included in the S&P 500
                                                                  Index. The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight or avoid those
                                                                  stocks  that it believes will under perform the index.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP INTERNATIONAL EQUITY PORTFOLIO (Class I)                   Seeks long-term capital growth primarily through
                                                                  investment in a diversified portfolio of common stocks
    INVESTMENT ADVISER: ING Investments, LLC                      principally traded in countries outside of the United
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     States. The Portfolio will not target any given level of
                                                                  current income. Under normal market conditions, invests at least 80% of assets in equity securities and at least 65%
                                                                  of its assets will normally be invested in securities
                                                                  principally traded in three or more countries outside of
                                                                  the U.S. These securities may include common stocks as
                                                                  well as securities convertible into common stock.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP SMALL COMPANY PORTFOLIO (Class I)                          Seeks growth of capital primarily through investment in a
                                                                  diversified portfolio of common stocks and securities
    INVESTMENT ADVISER: ING Investments, LLC                      convertible into common stocks of companies with smaller
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     market capitalizations. Under normal market conditions,
                                                                  invests at least 80% of net assets in common stocks and
                                                                  securities convertible into common stock of
                                                                  small-capitalization companies.
----------------------------------------------------------------- ------------------------------------------------------------

ING Income Annuity - 131761

                                      II-3

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
ING VP BALANCED PORTFOLIO, INC.
------------------------------------------------------------------------------------------------------------------------------
ING VP BALANCED PORTFOLIO, INC.  (Class I)                        Seeks to maximize investment return, consistent with
                                                                  reasonable safety of principal, by investing in a
    INVESTMENT ADVISER:  ING Investments, LLC                     diversified portfolio of one or more of the following
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    asset classes: stocks, bonds and cash equivalents, based
                                                                  on the judgment of the Portfolio's management, of which of those sectors or mix thereof offers the best investment
                                                                  prospects. Typically, maintains approximately 60% of total assets in equities and approximately 40% of total assets
                                                                  in debt (including money market instruments). The
                                                                  Portfolio may invest up to 15% of total assets in
                                                                  high-yield instruments.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ING VP BOND PORTFOLIO (Class I)                                   Seeks to maximize total return as is consistent with
                                                                  reasonable risk, through investment in a diversified
    INVESTMENT ADVISER:  ING Investments, LLC                     portfolio consisting of investment-grade corporate bonds,
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    and debt securities issued or guaranteed by the U.S.
                                                                  Government, its agencies or instrumentalities. Under
                                                                  normal market conditions, invests at least 80% of assets
                                                                  in high-grade corporate bonds, mortgage-related and other
                                                                  asset-backed securities, and securities issued or
                                                                  guaranteed by the U.S. Government, its agencies or
                                                                  instrumentalities. The Portfolio may also invest up to 15%
                                                                  of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ING VP MONEY MARKET PORTFOLIO (Class I)                           Seeks to provide high current return, consistent with
                                                                  preservation of capital and liquidity, through investment
    INVESTMENT ADVISER:  ING Investments, LLC                     in high-quality money market instruments. Invests in a
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    diversified portfolio of high-quality fixed income
                                                                  securities denominated in U.S. dollars, with short
                                                                  remaining maturities. THERE IS NO GUARANTEE THAT THE ING
                                                                  VP MONEY MARKET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL
                                                                  RETURN.
----------------------------------------------------------------- ------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND PORTFOLIO                      Seeks growth of capital. Seeks to meet its objective by
    (Class I)                                                     investing principally in common stocks of companies the
                                                                  portfolio managers believe are likely to benefit from new
    INVESTMENT ADVISER: A I M Advisors, Inc.                      or innovative products, services or processes as well as
                                                                  those that have experienced above-average, long-term
                                                                  growth in earnings and have excellent prospects for future growth.
----------------------------------------------------------------- ------------------------------------------------------------

ING Income Annuity - 131761

                                      II-4

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
AIM V.I. CORE EQUITY FUND (Class I)                               Seeks growth of capital. Seeks to meet its objective by
                                                                  investing, normally, at least 80% of net assets in equity
    INVESTMENT ADVISER: A I M Advisors, Inc.                      securities, including convertible securities, of
                                                                  established companies that have long-term above-average
                                                                  growth in earnings, and growth companies that the
                                                                  portfolio managers believe have the potential for
                                                                  above-average growth in earnings.
----------------------------------------------------------------- ------------------------------------------------------------
AIM V.I. GROWTH FUND (Class I)                                    Seeks growth of capital. Seeks to meet its investment
                                                                  objective by investing principally in seasoned and better
    INVESTMENT ADVISER: A I M Advisors, Inc.                      capitalized companies considered to have strong earnings
                                                                  momentum.
----------------------------------------------------------------- ------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND PORTFOLIO (Class I)                  Seeks to achieve long-term growth of capital with a
                                                                  secondary objective of income. Seeks to meet its
    INVESTMENT ADVISER: A I M Advisors, Inc.                      objectives by investing, normally, at least 80% of net
                                                                  assets in equity securities, including convertible
                                                                  securities.
----------------------------------------------------------------- ------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO (Class I)                   Seeks a high level of current income while also
                                                                  considering growth of capital. Normally invests primarily
    INVESTMENT ADVISER: Fidelity Management & Research Company    in income-producing debt securities, preferred stocks and
    INVESTMENT SUBADVISER: Fidelity Management & Research         convertible securities, with an emphasis on lower-quality
    (U.K.) Inc.; Fidelity Management & Research (Far East)        debt securities.
    Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.
----------------------------------------------------------------- ------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------- ------------------------------------------------------------
JANUS ASPEN SERIES - GROWTH PORTFOLIO (Class I)                   Seeks long-term growth of capital in a manner consistent
                                                                  with the preservation of capital. Invests primarily in
    INVESTMENT ADVISER: Janus Capital                             common stocks selected for their growth potential.
                                                                  Although it can invest in companies of any size, it
                                                                  generally invests in larger, more established companies.
                                                                  Will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.  May invest without limit in foreign equity and debt securities.
----------------------------------------------------------------- ------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO                     Seeks long-term growth of capital in a manner consistent
    (Class I)                                                     with the preservation of capital. Invests primarily in
                                                                  common stocks of companies of any size located throughout
    INVESTMENT ADVISER: Janus Capital                             the world. Normally invests in issuers from at least five
                                                                  different countries, including the United States. May,
                                                                  under unusual circumstances, invest in fewer than five
                                                                  countries or even in a single country. Will limit its
                                                                  investment of high-yield/high-risk bonds to less than 35%
                                                                  of its net assets.  May invest without limit in foreign
                                                                  equity and debt securities.
----------------------------------------------------------------- ------------------------------------------------------------

ING Income Annuity - 131761

                                      II-5

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------- ------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA                             Seeks capital appreciation by investing in "growth type"
                                                                  companies. Invests mainly in equity securities, such as
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    common stocks and can invest in other equity securities,
                                                                  such as preferred stocks and securities convertible into
                                                                  common stocks.
----------------------------------------------------------------- ------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA(formerly Oppenheimer Main         Seeks high total return (which includes growth in the
Street Growth & Income Fund/VA)                                   value of its shares as well as current income) from equity and debt securities. Invests mainly in common stocks of
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    U.S. companies, and can also invest in other equity
                                                                  securities such as preferred stocks and securities
                                                                  convertible into common stocks.
----------------------------------------------------------------- ------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA                                Seeks a high level of current income principally derived
                                                                  from interest on debt securities. Invests mainly in debt
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    securities of issuers in three market sectors: foreign
                                                                  governments and companies, U.S. Government securities, and lower-grade high-yield securities of U.S. and foreign
                                                                  companies.
----------------------------------------------------------------- ------------------------------------------------------------

ING Income Annuity - 131761

                                  APPENDIX III

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                                     TABLE I

                     ASSUMED ANNUAL NET RETURN RATE OF 5.00%

    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            (UNAUDITED)
                                                -------------------------------------------------------------------
                                                2003       2002      2001       2000      1999       1998      1997
                                                ----       ----      ----       ----      ----       ----      ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this
option during May 1999)
Value at beginning of period                     $6.686    $9.397   $13.026    $15.541  $12.190
Value at end of period                           $8.145    $6.686    $9.397    $13.026  $15.541
AIM V.I. CORE EQUITY FUND
(Funds were first received in this
option during May 1999)
Value at beginning of period                     $6.723    $8.467   $11.669    $14.516  $12.546
Value at end of period                           $7.868    $6.723    $8.467    $11.669  $14.516
AIM V.I. GROWTH FUND
(Funds were first received in this
option during May 1999)
Value at beginning of period                     $4.446    $6.849   $11.015    $14.726  $12.229
Value at end of period                           $5.488    $4.446    $6.849    $11.015  $14.726
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this
option during May 1999)
Value at beginning of period                     $5.864    $8.940   $10.873    $13.942  $12.716
Value at end of period                           $6.899    $5.864    $8.940    $10.873  $13.942
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this
option during December 1997)
Value at beginning of period                     $5.424    $5.575    $6.715     $9.207   $9.052    $10.060    $10.058
Value at end of period                           $6.492    $5.424    $5.575     $6.715   $9.207     $9.052    $10.060
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this
option during May 1998)
Value at beginning of period                     $6.914    $8.974   $13.058    $17.263  $11.587    $11.992
Value at end of period                           $8.418    $6.914    $8.974    $13.058  $17.263    $11.587

ING Income Annuity - 131761

                                     III-1

--------------------------------------------------------------------------------

                                                                            (UNAUDITED)
                                                -------------------------------------------------------------------
                                                2003       2002      2001       2000      1999       1998      1997
                                                ----       ----      ----       ----      ----       ----      ----
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option
during November 1997)
Value at beginning of period                     $8.427   $12.829   $18.128    $20.438  $14.605    $12.253    $12.132
Value at end of period                          $10.151    $8.427   $12.829    $18.128  $20.438    $14.605    $12.253
ING SALOMON BROTHERS AGGRESSIVE
  GROWTH PORTFOLIO
(Funds were first received in this
option during November 1997)
Value at beginning of period                     $4.823    $7.926   $11.268    $16.818  $11.852     $9.719     $9.885
Value at end of period                           $6.268    $4.823    $7.926    $11.268  $16.818    $11.852     $9.719
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this
option during July 1998)
Value at beginning of period                     $7.633   $10.581   $12.531    $13.325  $11.582    $11.014
Value at end of period                           $9.400    $7.633   $10.581    $12.531  $13.325    $11.582
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this
option during January 1997)
Value at beginning of period                    $13.214   $15.664   $16.269    $17.390  $16.276    $14.800    $13.209
Value at end of period                          $14.773   $13.214   $15.664    $16.269  $17.390    $16.276    $14.800
ING VP BOND PORTFOLIO
(Funds were first received in this
option during October 1997)
Value at beginning of period                    $20.506   $20.125   $10.790    $10.460  $11.205    $11.017    $10.990
Value at end of period                          $20.502   $20.506   $20.125    $10.790  $10.460    $11.205    $11.017
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this
option during January 1997)
Value at beginning of period                    $24.440   $34.644   $17.537    $20.937  $18.959    $17.607    $15.123
Value at end of period                          $28.980   $24.440   $34.644    $17.537  $20.937    $18.959    $17.607
ING VP GROWTH PORTFOLIO
(Funds were first received in this
option during December 1997)
Value at beginning of period                     $8.123   $12.154   $17.719    $21.391  $16.827    $13.015    $13.538
Value at end of period                           $9.960    $8.123   $12.154    $17.719  $21.391    $16.827    $13.015
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this
option during May 1997)
Value at beginning of period                     $9.077   $12.299   $15.139    $17.763  $15.195    $12.277    $10.848
Value at end of period                          $10.769    $9.077   $12.299    $15.139  $17.763    $15.195    $12.277
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this
option during August 1999)
Value at beginning of period                     $5.615    $8.142   $11.352    $15.145  $11.664
Value at end of period                           $6.974    $5.615    $8.142    $11.352  $15.145

ING Income Annuity - 131761

                                     III-2

--------------------------------------------------------------------------------

                                                                            (UNAUDITED)
                                                -------------------------------------------------------------------
                                                2003       2002      2001       2000      1999       1998      1997
                                                ----       ----      ----       ----      ----       ----      ----
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this
option during December 1997)
Value at beginning of period                     $9.157    $9.581    $9.801     $9.793   $9.910     $9.991     $9.995
Value at end of period                           $8.690    $9.157    $9.581     $9.801   $9.793     $9.910     $9.991
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this
option during December 1997)
Value at beginning of period                    $11.041   $15.292   $15.634    $15.571  $12.654    $13.308    $13.322
Value at end of period                          $14.276   $11.041   $15.292    $15.634  $15.571    $12.654    $13.308
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this
option during December 1997)
Value at beginning of period                     $7.420    $8.721    $9.971    $10.555  $10.182    $10.223    $10.032
Value at end of period                           $8.338    $7.420    $8.721     $9.971  $10.555    $10.182    $10.223
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this
option during November 2001)
Value at beginning of period                     $7.250    $8.938    $8.654
Value at end of period                           $8.479    $7.250    $8.938
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this
option during January 1997)
Value at beginning of period                     $9.090   $10.104   $11.004    $11.160  $11.080    $11.017    $10.264
Value at end of period                           $9.717    $9.090   $10.104    $11.004  $11.160    $11.080    $11.017
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this
option during March 1997)
Value at beginning of period                     $7.870   $11.385   $16.084    $20.008  $14.775    $11.580    $10.433
Value at end of period                           $9.750    $7.870   $11.385    $16.084  $20.008    $14.775    $11.580
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this
option during January 1997)
Value at beginning of period                     $8.969   $12.801   $17.547    $22.117  $14.300    $11.794    $10.638
Value at end of period                          $10.455    $8.969   $12.801    $17.547  $22.117    $14.300    $11.794
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this
option during August 1999)
Value at beginning of period                     $5.155    $7.590   $11.744    $14.519  $10.119
Value at end of period                           $6.089    $5.155    $7.590    $11.744  $14.519
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this
option during September 1999)
Value at beginning of period                     $5.666    $7.419    $8.782    $10.232   $9.661
Value at end of period                           $6.753    $5.666    $7.419     $8.782  $10.232
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this
option during February 1998)
Value at beginning of period                     $9.071    $8.976    $9.103     $9.428   $9.749    $10.152
Value at end of period                          $10.074    $9.071    $8.976     $9.103   $9.428     $9.749

ING Income Annuity - 131761

                                     III-3